AMORTIZING INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of identifiable intangible assets and a noncurrent liability, which are subject to amortization

	March 31, 2015
	Useful lives (In years)	Gross carrying amount	Accumulated amortization	Net
	(Dollars in thousands)
Favorable gas gathering contracts	18.7	$24,195	$(8,482)	$15,713
Contract intangibles	12.5	426,464	(84,548)	341,916
Rights-of-way	24.7	125,127	(14,019)	111,108
Total intangible assets		$575,786	$(107,049)	$468,737

Unfavorable gas gathering contract	10.0	$10,962	$(5,560)	$5,402

	December 31, 2014
	Useful lives (In years)	Gross carrying amount	Accumulated amortization	Net
	(Dollars in thousands)
Favorable gas gathering contracts	18.7	$24,195	$(8,056)	$16,139
Contract intangibles	12.5	426,464	(75,713)	350,751
Rights-of-way	24.7	123,581	(12,737)	110,844
Total intangible assets		$574,240	$(96,506)	$477,734

Unfavorable gas gathering contract	10.0	$10,962	$(5,385)	$5,577

Schedule of recognized amortization expense within the statements of operations
We recognized amortization expense in other revenues as follows:

	Three months ended March 31,
	2015	2014
	(In thousands)
Amortization expense – favorable gas gathering contracts	$(426)	$(434)
Amortization expense – unfavorable gas gathering contract	175	208

We recognized amortization expense in costs and expenses as follows:

	Three months ended March 31,
	2015	2014
	(In thousands)
Amortization expense – contract intangibles	$8,835	$7,962
Amortization expense – rights-of-way	1,282	1,218

Schedule of estimated aggregate amortization of intangible assets and the noncurrent liability for each of the five succeeding fiscal years
The estimated aggregate annual amortization expected to be recognized for the remainder of 2015 and each of the four succeeding fiscal years follows.

	Intangible assets	Unfavorable gas gathering contract
	(In thousands)
2015	$31,707	$530
2016	42,275	924
2017	41,126	1,047
2018	40,580	1,035
2019	40,825	1,045